Segment information and revenue (Assets) (Details) - CNY (¥) ¥ in Thousands	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of operating segments [line items]
Investments accounted for using the equity method	¥ 4,088,888	¥ 5,387,834
Cash and cash equivalents	5,112,010	6,916,408	¥ 7,449,699	¥ 8,741,893
Derivative financial assets	81,405	0
Assets	46,920,589	44,619,130
Allocated amounts [member]
Disclosure of operating segments [line items]
Assets	24,463,262	20,952,386
Allocated amounts [member] | Synthetic fibers [member]
Disclosure of operating segments [line items]
Assets	1,919,194	986,391
Allocated amounts [member] | Resins and plastics [member]
Disclosure of operating segments [line items]
Assets	1,395,867	1,654,920
Allocated amounts [member] | Intermediate petrochemicals [member]
Disclosure of operating segments [line items]
Assets	3,781,785	3,176,092
Allocated amounts [member] | Petroleum products [member]
Disclosure of operating segments [line items]
Assets	13,317,338	11,344,760
Allocated amounts [member] | Trading of petrochemical products [member]
Disclosure of operating segments [line items]
Assets	1,348,751	1,357,884
Allocated amounts [member] | Others [member]
Disclosure of operating segments [line items]
Assets	2,700,327	2,432,339
Unallocated amounts [member]
Disclosure of operating segments [line items]
Investments accounted for using the equity method	4,088,888	5,387,834
Cash and cash equivalents	5,112,010	6,916,408
Time deposits with banks	12,968,042	11,092,283
Deferred tax assets	184,143	252,121
Derivative financial assets	81,405	0
Others	22,839	18,098
Assets	¥ 22,457,327	¥ 23,666,744